EQUITY METHOD INVESTMENTS	3 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS	EQUITY METHOD INVESTMENTS
BorgWarner Romeo Power LLC
Legacy Romeo and BorgWarner formed the JV on June 28, 2019. Legacy Romeo and BorgWarner received a 40% interest and 60% interest in the JV, respectively. Subsequently, Legacy Romeo and BorgWarner agreed to contribute an additional $10.0 million in total to the Joint Venture which represented funding for 2021 capital needs. In January 2021, we invested $4.0 million in the JV, which represented our pro rata share of the agreed upon funding. During the three months ended March 31, 2022 and 2021, we recorded our share of the net loss of the JV as “Loss in equity method investments” in our condensed consolidated statements of operations and comprehensive (loss) income. For information on our transactions with the JV, see Note 14 - Transactions with Related Parties. On October 25, 2021, BorgWarner elected to exercise a right under the Joint Venture Operating Agreement, dated May 6, 2019 (the “Operating Agreement”), to put its 60% ownership stake in the JV to the Company. For further information on our acquisition of the BorgWarner’s ownership share in the JV, see Note 1.
Heritage Battery Recycling, LLC
On October 2, 2020, we entered into a Battery Recycling Agreement (the “Battery Recycling Arrangement”) with Heritage Battery Recycling, LLC (“HBR”), an affiliate of Heritage Environmental Services, Inc. (“HES”). Under the Battery Recycling Arrangement, HBR has agreed to design, build and operate a system for redeploying, recycling or disposing of lithium-ion batteries (the “System”) to be located at HES’s facility in Arizona. Immediately following the Business Combination on December 29, 2020, we contributed $35.0 million to HBR, a related party to an investor in Legacy Romeo and an investor of $25.0 million in the private placement of shares of Common Stock (the “PIPE Shares”) that were sold in connection with the Business Combination. While the arrangement is in effect, it establishes a strategic arrangement with HES for the collection of our battery packs for recycling, and it gives our customers priority at the recycling facility. We also have agreed to fund, in principal, up to $10.0 million for a pilot program that, if successful, could lead to the purchase of commercial vehicles containing Romeo batteries by HBR’s affiliate. The terms of the pilot program have not yet been finalized and reflected in an executed agreement.
As of March 31, 2022, HBR had not yet begun construction of the battery recycling facility or begun operation of the System. Therefore, during the three months ended March 31, 2022, there are no profits or losses from our equity method investment to be recognized in our condensed consolidated statement of operations and comprehensive (loss) income.